Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended		18 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
REVENUES:
Water disposal revenue	$ 739,356
Transportation revenue	1,122,636
Storage rental revenue and other	406,523		937,907		937,907
Other revenue - related party			167,433		167,433
Total revenues	2,268,515		1,105,340		1,105,340
COST OF SERVICES PROVIDED:
Cost of services provided	1,326,574		1,065,154		1,065,154
Project costs			3,316	(10,630)	(11,379)
Depreciation expense	192,292	47,588	189,656	189,758	284,909
Selling, general and administrative	1,197,434	1,125,742	4,158,096	5,080,768	7,454,564
Loss on asset impairments				160,824
Total costs and expenses	2,716,300	1,173,330	5,416,222	5,420,720	8,793,248
OPERATING LOSS	(447,785)	(1,173,330)	(4,310,882)	(5,420,720)	(7,687,908)
OTHER INCOME (EXPENSE):
Interest and other income	2	4,851	461,213	2,994,283	1,319,718
Interest, accretion and other expense	(205,681)	(185,224)	(781,791)	(56,506)	(505,620)
Unrealized gain (loss) on convertible securities		51,762	(185,944)	(1,001,622)	(1,187,566)
Total other income (expense)	(205,679)	(128,611)	(506,522)	1,936,155	(373,468)
Loss from continuing operations			(4,817,404)	(3,484,565)	(8,061,376)
Gain on disposal of discontinued operations				33,055,388	33,055,388
Loss from discontinued operations, net of taxes				(8,933,227)	(2,495,802)
Net Income (Loss)	(653,464)	(1,301,941)	(4,817,404)	20,637,596	22,498,210
Preferred stock dividends	(195,404)	(172,056)	(679,106)	(655,841)	(1,015,025)
Net income (loss) to common stockholders	$ (848,868)	$ (1,473,997)	$ (5,496,510)	$ 19,981,755	$ 21,483,185
Weighted average shares outstanding, basic and diluted	27,059,348	22,861,204	24,669,783	22,428,950	23,939,664
Net loss per share from continuing operations, basic & diluted			$ (0.22)	$ (0.18)	$ (0.38)
Net earnings per share from discontinued operations, basic & diluted				$ 1.08	$ 1.28
Net income (loss) per share, basic & diluted	$ (0.03)	$ (0.06)	$ (0.22)	$ 0.89	$ 0.90